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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ---------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Wellcome Trust Limited, as Trustee of the Wellcome Trust
Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Pereira Gray
Title: Managing Director of Investments
Phone: +44 207 611 8666

Signature, Place, and Date of Signing:


      /s/ Peter Pereira Gray                London                01/31/12
----------------------------------   -------------------   ---------------------
              (Name)                    (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:   20 Items
Form 13F Information Table Value Total: $2,001,628 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
ITEM 1                            ITEM 2        ITEM 3     ITEM 4      ITEM 5         ITEM 6    ITEM 7    ITEM 8

                                                                                                           Voting
                                 Title of               Market Value   Shares/  SH/ Investment   Other   Authority
Name of Issuer                     Class        CUSIP    (X $1,000)   Prn Amt.  PRN Discretion Managers     Sole
---------------------------- ---------------- --------- ------------ ---------- --- ---------- -------- ----------
APPLE INC                    COM              037833100    196,425      485,000  SH    SOLE      NONE      485,000
BANK OF AMERICA CORPORATION  COM              060505104     62,272   11,200,000  SH    SOLE      NONE   11,200,000
BANKUNITED INC               COM              06652K103     87,960    4,000,000  SH    SOLE      NONE    4,000,000
BERKSHIRE HATHAWAY INC DEL   CL A             084670108     97,542          850  SH    SOLE      NONE          850
CISCO SYS INC                COM              17275R102    101,248    5,600,000  SH    SOLE      NONE    5,600,000
COCA COLA CO                 COM              191216100    111,952    1,600,000  SH    SOLE      NONE    1,600,000
EXXON MOBIL CORP             COM              30231G102    110,188    1,300,000  SH    SOLE      NONE    1,300,000
GENERAL ELECTRIC CO          COM              369604103    134,325    7,500,000  SH    SOLE      NONE    7,500,000
GOOGLE INC                   CL A             38259P508    145,328      225,000  SH    SOLE      NONE      225,000
GREEN DOT CORP               CL A             39304D102     46,975    1,504,657  SH    SOLE      NONE    1,504,657
INTERNATIONAL BUSINESS MACHS COM              459200101    150,782      820,000  SH    SOLE      NONE      820,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     32,721    1,763,000  SH    SOLE      NONE    1,763,000
JOHNSON & JOHNSON            COM              478160104     98,370    1,500,000  SH    SOLE      NONE    1,500,000
JPMORGAN CHASE & CO          COM              46625H100    103,075    3,100,000  SH    SOLE      NONE    3,100,000
MICROSOFT CORP               COM              594918104    137,588    5,300,000  SH    SOLE      NONE    5,300,000
MORGAN STANLEY               COM NEW          617446448     52,955    3,500,000  SH    SOLE      NONE    3,500,000
PACIFIC BIOSCIENCES CALIF IN COM              69404D108      3,095    1,105,310  SH    SOLE      NONE    1,105,310
PEPSICO INC                  COM              713448108    112,795    1,700,000  SH    SOLE      NONE    1,700,000
PROCTER & GAMBLE CO          COM              742718109    106,736    1,600,000  SH    SOLE      NONE    1,600,000
SCHLUMBERGER LTD             COM              806857108    109,296    1,600,000  SH    SOLE      NONE    1,600,000

                                                         2,001,628   55,403,817                         55,403,817